Description of business and organization	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of business and organization	Description of business and organization
(a)Description of business
ECARX Holdings Inc. (“ECARX” or the “Company’) was incorporated as an exempted company with limited liability in the Cayman Islands on November 12, 2019. The Company along with its subsidiaries, consolidated variable interest entity (“VIE”) and VIE’s subsidiaries is collectively referred to as “the Group”. The terms “we,” “our,” and “us” refer to the Group, unless the context indicates otherwise. Historically, we conducted our operations in China through subsidiaries as well as through Hubei ECARX Technology Co., Ltd (“Hubei ECARX”), our former VIE based in mainland China. In 2022, as a result of a restructuring described below, we do not have any VIE in China. We are a global mobility-tech company partnering with original equipment manufacturers (“OEM”s) to reshape the automotive landscape as the industry transitions to an all-electric future. As OEMs develop new vehicle platforms from the ground up, we are developing a full-stack solution - central computer, system on a chip (“SoC”) and software to help continuously improve the in-car user experience. Our products continue to shape the interaction between people and vehicles by rapidly advancing the technology at the heart of smart mobility. We are engaged in the sales of SoC core modules, automotive computing platform products, software stacks as well as the provision of research and development services primarily in the People’s Republic of China (“PRC”).
(b)Merger and recapitalization
On December 20, 2022, (the “Closing Date”), the Company consummated its merger with COVA Acquisition Corp. (“COVA”) pursuant to a merger agreement dated May 26, 2022 (the “Merger Agreement”) by and among COVA, ECARX, ECARX Temp Limited, a wholly-owned subsidiary of ECARX (“Merger Sub 1”), and ECARX&Co Limited, a wholly-owned subsidiary of ECARX ( “Merger Sub 2”). Pursuant to the Merger Agreement, (i) Merger Sub 1 was merged with and into COVA (the “First Merger”), with COVA surviving the First Merger as a wholly owned subsidiary of ECARX Holdings Inc. (such company, as the surviving entity of the First Merger, “Surviving Entity 1”), and (ii) immediately following the First Merger and as part of the same overall transaction as the First Merger, Surviving Entity 1 was merged with and into Merger Sub 2 (the “Second Merger,” and together with the First Merger, the “Mergers”), with Merger Sub 2 surviving the Second Merger as a wholly-owned subsidiary of ECARX Holdings Inc. (such company, as the surviving entity of the Second Merger, “Surviving Entity 2”) (collectively, the “Merger”).
On the Closing Date:
(i)the amended and restated memorandum and articles of association the Company became effective;
(ii)90,724,289 of the preferred shares of the Company that were issued and outstanding immediately prior to the First Effective Time (i.e. effective time of the First Merger) were re-designated and reclassified into one ordinary share of the Company on a one-for-one basis (the “Preferred Share Conversion”);
(iii)immediately following the Preferred Share Conversion but immediately prior to the Recapitalization (as defined below), the authorized share capital of the Company was re-designated as follows (“Re-designation”):
(A) each of the issued and outstanding ordinary shares of the Company (other than the Co-Founder Shares, defined as all of the ECARX shares held by Mr. Ziyu Shen and 20,520,820 ECARX shares held by Mr. Eric Li (Shufu Li) immediately prior to the Re-designation) and each of 7,766,956,008 authorized but unissued ordinary shares of the Company was re-designated as one Class A Ordinary Share;
(B) each of the issued and outstanding Co-Founder Shares and each of the 958,958,360 authorized but unissued ordinary shares of the Company was re-designated as one Class B Ordinary Share; and
(C) 1,000,000,000 authorized but unissued ordinary shares of the Company were re-designated as shares of par value of US$0.000005 each of such class or classes (however designated) as the board of directors of the Company may determine in accordance with the Amended Articles; and
(iv)Recapitalization
(A) each of the issued and outstanding ordinary shares of ECARX immediately following the Re-designation was recapitalized by way of a repurchase in exchange for issuance of such number of Class A Ordinary Shares and Class B Ordinary Shares, in each case, equal to the Recapitalization Factor (as defined below) (i.e., one such Company Class A Ordinary Share or Company Class B Ordinary Share, as the case may be, multiplied by the Recapitalization Factor);
(B) each ECARX restricted share unit and option issued and outstanding immediately prior to the Recapitalization was adjusted to give effect to the foregoing transactions, such that each ECARX restricted share unit and option shall be exercisable for that number of Class A Ordinary Shares equal to the product of (a) the number of shares of the Company subject to such ECARX restricted share unit and option immediately prior to the Recapitalization multiplied by (b) the Recapitalization Factor (such product rounded down to the nearest whole number), and the per share exercise price for each Class A Ordinary Share issuable upon exercise of the ECARX restricted share unit and options, as adjusted, shall be equal to the quotient (rounded up to the nearest whole cent) obtained by dividing (y) the per share exercise price for each share of the Company subject to such ECARX restricted share unit and option by (z) the Recapitalization Factor.
“Recapitalization Factor” is 1.19295710, representing the number resulting from dividing (i) US$3,400,000, being the pre-money equity value of ECARX as agreed between ECARX and COVA, by (ii) the product of (x) the Fully-Diluted Company Shares, and (y) US$10.00.
“Fully-Diluted Company Shares” means, without duplication, (a) the aggregate number of shares of ECARX Holdings Inc. (i) that are issued and outstanding immediately prior to the Re-designation and (ii) that are issuable upon the exercise of all ECARX Options and other equity securities of ECARX Holdings that are issued and outstanding immediately prior to the Re-designation (whether or not then vested or exercisable as applicable), minus (b) the shares of ECARX Holdings held by it or any subsidiary of ECARX Holdings Inc. (if applicable) as treasury shares.
On the Closing Date, the Company issued:
(i)5,870,357 Class A Ordinary Shares to then holders of Class A ordinary shares of COVA, including 5,250,000 Class A Ordinary Shares issued to COVA Acquisition Sponsor LLC (the “Sponsor”);
(ii)23,871,971 Warrants to then holders of COVA Public Warrants and COVA Private Warrants;
(iii)282,564,117 Class A Ordinary Shares, consisted of (a) 2,000,000 Class A Ordinary Shares to Geely Investment Holding Ltd. and 1,500,000 Class A Ordinary Shares to Luminar Technologies, Inc. (collectively referred to as “Strategic Investors”), (b) 1,052,632 Class A Ordinary Shares issued to Lotus Technology Inc., the holder of the Note (as described in Note 16), and (c) 84,795,039 Class A Ordinary Shares to then existing preferred shareholders and 193,216,446 Class A Ordinary Shares to then existing ordinary shareholders of the Company.
(iv)48,960,916 Class B Ordinary Shares to the then existing shareholders of the Company.
Pursuant to the mergers above stated, COVA was considered as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the financial statements of ECARX represented a continuation of its operations with the Merger treated as the equivalent of ECARX issuing shares for the net assets of COVA, accompanied by a recapitalization. The net assets of ECARX are stated at historical cost, with no goodwill or other intangible assets recorded. This determination was primarily based on the following:
•ECARX is the larger of the combining entities and is the operating company.
•ECARX will have control of the board as it will hold a majority of the seats on the board of directors with COVA only taking two seats on the board after the mergers.
•ECARX’s senior management will be continuing as senior management of the combined company.
•In addition, a larger portion of the voting rights in the combined entity will be held by existing ECARX’s shareholders.
The equity structure has been recast in all comparative periods up to the Closing to reflect the number of the Company’s preferred shares and ordinary shares issued and outstanding in history. As such, the shares and corresponding capital amounts and earnings per share prior to the Merger have been retroactively recast.
The Class A Ordinary Shares and ECARX Public Warrants (defined in the Note 14) of the Company are listed on the Nasdaq Stock Market LLC, or “Nasdaq,” under the trading symbols “ECX” and “ECXWW,” respectively.
In connection with the Merger, the Company raised aggregated proceeds of US$38,870 (equivalent to RMB270,539), including (i) cash proceeds consisted of US$6,282 (equivalent to RMB43,724) in connection with the Merger, US$20,000 (equivalent to RMB139,200) from Geely Investment Holding Ltd. (referred to as “Geely strategic investment”) and (ii) US$12,588 (equivalent to RMB87,615) worth of shares from Luminar Technologies, Inc., a strategic investor (referred to as “Luminar strategic investment”, collectively referred to as “Strategic Investments”). The Company incurred transaction costs of US$42,122 (equivalent to RMB293,168). Any excess of these costs over the proceeds amounting to US$3,252 (equivalent to RMB22,629) were recorded in general and administrative expenses of the statement of comprehensive loss.
(c)Restructuring
Historically, the Company conducted its operation in China through its PRC consolidated subsidiaries as well as through the VIE and VIE’s subsidiaries based in China. Due to the increased regulatory scrutiny over VIE structure and because the businesses and assets relating to surveying and mapping services and ICP businesses held by VIE, namely ECARX (Hubei) Tech Co., Ltd. (“ECARX (Hubei) Tech”) which were inconsequential to the Company’s operations, the Company implemented a series of transactions to restructure its organization and business operations (the “Restructuring”) since early 2022. In connection with the Restructuring, in April 2022, the Company, Hubei ECARX and shareholders of Hubei ECARX entered into a VIE Termination Agreement to terminate the VIE Agreements with immediate effect. The Group has ceased to engage in any surveying and mapping services and ICP businesses and has not been in possession of any surveying or mapping qualification or ICP license since the Restructuring.

In addition, ECARX (Hubei) Tech, a wholly-owned PRC subsidiary of the Company, and Hubei ECARX reached an agreement, pursuant to which:
•All of the business and operations, excluding a contract on AI voice products signed by Hubei ECARX on March 5, 2020, and the working capital of Hubei ECARX of approximately RMB20,000, which are not subject to restrictions on the foreign investments, including the sales of automotive computing platforms, SoC core modules, automotive merchandise or other products, software licensing and the provision of automotive computing platform design and development service and other services of Hubei ECARX, and related assets and liabilities, contracts, intellectual properties and employees, were transferred from Hubei ECARX to ECARX (Hubei) Tech, at nil consideration.
•Other business and operations, which include the above-mentioned contract entered into by Hubei ECARX on March 5, 2020 and the working capital of approximately RMB20,000 as well as the business and operations that are subject to the restrictions on foreign investments, including (i) map surveying and mapping qualification (referring to Grade A Surveying and Mapping Qualification of Navigation Electronic Map and Grade B Surveying and Mapping Qualification of Internet Map Service of Hubei ECARX), (ii) mapping activities (including relevant assets, contracts, intellectual property rights and employees), and (iii) ICP license, were retained by Hubei ECARX and spun off from the Group upon the completion of the Restructuring. The operating results of the remaining business operations in 2020 and 2021 were inconsequential.
•In addition, the Group also spun off three equity method investments, primarily including the equity method investment in Suzhou Chenling Investment LLP (“Suzhou Chenling”) to Hubei ECARX. The Company also temporarily transferred three of its equity method investments to two investment and consulting companies, including Hubei Dongjun Automotive Electronic Technology Co., Ltd (“Hubei Dongjun”) and Suzhou Photon-Matrix Optoelectronics Technology Co., Ltd (“Suzhou Photon-Matrix”). The three equity method investments were transferred out in April 2022 and transferred back to ECARX (Hubei) Tech, a wholly-owned subsidiary of the Company, before the consummation of the Restructuring. Since there was no substantial change in economic substance before and after the Restructuring to these equity interests and considering the short lapse of time between the equity interests having been transferred to third parties and the same being transferred back to the Company, the Company determined that there is no accounting impact as a result of such temporary transfers. Hubei Dongjun and Suzhou Photon-Matrix were deconsolidated in September 2021 and January 2022, respectively, before the temporary transfers, as a result of the Company’s loss of control of such entities. Therefore, the temporary transfers to the two investment and consulting companies that were returned to the Company did not include the equity interests that led to the deconsolidation of Hubei Dongjun and Suzhou Photon-Matrix.
Pursuant to the Restructuring, the following assets of Hubei ECARX were derecognized by the Group:

RMB
Assets
Cash	20,000
Long-term investments	211,908
Property and equipment, net	34,873
Intangible assets, net	1,094
In addition, the Group recognized amounts due from Hubei ECARX in the amount of RMB205,954, which represented the net present value of a loan provided by the Group in June 2021 to Hubei ECARX in the amount of RMB252,287. The loan is interest free and will be settled in cash no later than May 2026. The present value of the loan is discounted at an effective annual interest rate of 5%.
The excess of the assets derecognized over the amounts due from the VIE in the amount of RMB61,921 was treated as deemed distribution to shareholders and recorded in accumulated deficit.
The Restructuring does not represent a strategic shift, nor will it have a major effect on the Group’s operations and financial results.
(d)VIE
Prior to the Restructuring in April 2022 as described in Note 1(c), the Group operated all of its business in the PRC through Hubei ECARX, a limited liability company established under the laws of the PRC. The recognized and unrecognized revenue-producing assets of the VIE and VIE’s subsidiaries primarily consisted of property and equipment, internally developed software and intellectual property, patents and trademarks and other licenses necessary for the operation and assembled workforce.
The equity interests of Hubei ECARX were legally held by Mr. Shufu Li and Mr. Ziyu Shen, who acted as the nominee equity holders of Hubei ECARX on behalf of ECARX (Wuhan) Technology Co., Ltd. (“ECARX WH” or “WFOE”). A series of VIE agreements, including the Power of Attorney, the Exclusive Business Cooperation Agreement, the Exclusive Purchase Option Agreement, the Equity Interest Pledge Agreement and Spousal Consent, as amended, were entered among the VIE, the WFOE and the nominee equity holders of the VIE. Through the VIE Agreements, the nominee equity holders of the VIE had granted all their legal rights including voting rights and disposition rights of their equity interests in the VIE to the WFOE. The nominee equity holders of the VIE did not participate significantly in income and loss and did not have the power to direct the activities of the VIE that most significantly impact their economic performance. Accordingly, the VIE was considered a variable interest entity.
Under the terms of the VIE Agreements, the Company, through the WFOE, had (i) the right to receive economic benefits that could potentially be significant to the VIE in the form of service fees under the Exclusive Business Cooperation Agreement; (ii) the right to receive all dividends declared by the VIEs and the right to all undistributed earnings of the VIE under the Power of Attorney; (iii) the right to receive the residual benefits of the VIE through its exclusive option to acquire 100% of the equity interests and assets in the VIE, to the extent permitted under PRC law, under the Exclusive Purchase Option Agreement. In accordance with Accounting Standards Codification (“ASC”) 810-10-25-38A, the Company, through the WFOE, had a controlling financial interest in the VIE because the WFOE had (i) the power to direct activities of the VIE that most significantly impact the economic performance of the VIE; and (ii) the right to receive benefits from the VIE that could potentially be significant to the VIE. Thus, the Company, through the WFOE, is the primary beneficiary of the VIE. Accordingly, the financial statements of the VIE were consolidated in the Company’s consolidated financial statements.
Under the terms of the VIE Agreements, the VIE’s nominee equity holders had no rights to the net assets nor had the obligations to fund the deficit, and such rights and obligations had been vested to the Company. All of the deficit (net liabilities) and net loss of the VIE were attributed to the Company.
The Company relied on the VIE Agreements to operate and control VIEs. All of the VIE Agreements are governed by PRC laws and provide for the resolution of disputes through arbitration in China. Accordingly, these contracts would be interpreted in accordance with PRC laws and any disputes would be resolved in accordance with PRC legal procedures.
Based on the legal opinion obtained from the Company’s mainland PRC legal counsel, management is of the view that the above contractual arrangements were legally binding and enforceable and did not violate current mainland PRC laws and regulations.

Upon the completion of the Restructuring in April 2022, the Group did not consolidate Hubei ECARX thereafter.
The following consolidated revenues, net income and cash flow information for the period between January 1, 2022 and the completion of the Restructuring, have been included in the accompanying consolidated financial statements. All intercompany transactions and balances with the Company and its subsidiaries, prior to the Restructuring, have been eliminated upon consolidation.

From January 1, 2022 to the completion of the Restructuring
RMB
Revenues (i)	936,520
Net income (ii)	2,793,301
Net cash provided by operating activities (iii)	224,031
Net cash provided by investing activities	165,672
Net cash used in financing activities (iv)	(1,055,000)
Net decrease in cash and restricted cash	(665,297)
Cash and restricted cash at the beginning of the period	665,297
Cash and restricted cash at the end of the period	—
___________________________
(i)From January 1, 2022 to the completion of the Restructuring, revenues include RMB265,452 from the Company and its subsidiaries, which are eliminated upon consolidation.
(ii)From January 1, 2022 to the completion of the Restructuring, net income includes RMB2,981,707 from the Company and its subsidiaries, which are eliminated upon consolidation.
(iii)From January 1, 2022 to the completion of the Restructuring, net cash provided by operating activities includes RMB228,428 generated from the Company and its subsidiaries which are eliminated upon consolidation.
(iv)From January 1, 2022 to the completion of the Restructuring, net cash used in financing activities includes RMB157,000 provided by the Company and its subsidiaries which are eliminated upon consolidation.